Stockholders' Equity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Jul. 06, 2021	Dec. 31, 2020
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	31,900,878	31,900,878		31,900,878
Common stock par value (in Dollars per share)	$ 0.00001	$ 0.00001		$ 0.00001
Common stock, shares issued	8,540,558	8,461,706		7,397,055
Preferred stock, shares authorized	3,545,529	3,545,529		3,545,529
Preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001		$ 0.00001
Preferred stock, shares issued	3,237,800	3,237,800
Preferred stock, shares outstanding	3,237,800	3,237,800		3,237,800
Common stock, shares outstanding	8,540,558	8,461,706		7,397,055
Dividend rights, description		There are no cumulative dividend rights on the preferred shares.
Common stock, description		the Company issued 1,064,651 shares of common stock, which includes 1,000,000 shares issued to Richard G. Bengtson II to settle litigation claims as further described in Note 11, Litigation. In 2020, the Company issued 200,000 shares of common stock as interest payment to Bridging for $0.1 million, reflected in Interest expense, net for the year ended December 31, 2020.
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized			31,900,878
Common stock par value (in Dollars per share)			$ 0.0001
Common stock, shares issued	8,540,558	8,461,706		7,397,055
Common stock, shares outstanding	8,540,558	8,461,706		7,397,055
B Riley Principal 150 Merger Corp [Member]
Stockholders' Equity (Details) [Line Items]
Common stock voting rights	Holders of the Company’s common stock are entitled to one vote for each share of common stock.	one
Common Stock, Conversion Basis		At March 31, 2022 and December 31, 2021, there were 17,770,000 shares of Class A common stock issued and outstanding. Of the 17,770,000 shares of Class A common stock, 17,250,000 shares of Class A common stock issued in the Public Offering are classified as temporary equity at March 31, 2022 and December 31, 2021 since they are subject to possible redemption as more fully described in Notes 1 and 2.
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Share price per share (in Dollars per share)	$ 10	$ 10
Preferred stock, shares issued
Preferred stock, shares outstanding
Temporary equity (in Dollars)	$ 8,937,353	$ 8,937,353
B Riley Principal 150 Merger Corp [Member] | Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock par value (in Dollars per share)			$ 0.00001
Common Class A [Member] | B Riley Principal 150 Merger Corp [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	100,000,000	100,000,000		100,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued	520,000	520,000		0
Common stock, shares outstanding	520,000	520,000		0
Common Class B [Member] | B Riley Principal 150 Merger Corp [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	10,000,000	10,000,000		10,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued	4,312,500	4,312,500		4,312,500
Common stock, shares outstanding	4,312,500	4,312,500		4,312,500
Series A Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized	3,545,529	3,545,529
Share price per share (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares issued	3,237,800	3,237,800		3,237,800
Preferred stock, shares outstanding	3,237,800	3,237,800		3,237,800
Gross proceeds (in Dollars)	$ 25,000,000	$ 25,000,000
Temporary equity (in Dollars)	$ 33,700,000	$ 33,700,000